SHARE CAPITAL (Disclosure of stock option and share-based payment activity) (Details)	12 Months Ended
	Mar. 31, 2026 Share $ / shares	Mar. 31, 2025 Share $ / shares
Number [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period	6,123,334
Exercised	(642,834)	(1,700,000)
Number of share options outstanding in share-based payment arrangement at end of period	5,606,667	6,123,334
Weighted average exercise price [Abstract]
Balance, beginning of year | $ / shares	$ 2.32
Balance, end of year | $ / shares	$ 2.05	$ 2.32
Stock option and share-based payment activity [Member]
Number [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period	6,123,334	7,098,334
Granted	1,579,000	2,000,000
Exercised	(642,834)	(1,700,000)
Expired	(1,452,833)	(1,275,000)
Number of share options outstanding in share-based payment arrangement at end of period	5,606,667	6,123,334
Weighted average exercise price [Abstract]
Balance, beginning of year | $ / shares	$ 2.32	$ 2.37
Granted | $ / shares	1.06	1.52
Exercised | $ / shares	0.57	0.45
Expired | $ / shares	2.78	3.84
Balance, end of year | $ / shares	$ 2.05	$ 2.32
Triera Biosciences Ltd [Member]
Number [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period	190,000	195,000
Granted	0	5,000
Exercised	0	0
Expired	0	(10,000)
Number of share options outstanding in share-based payment arrangement at end of period	190,000	190,000
Weighted average exercise price [Abstract]
Balance, beginning of year | $ / shares	$ 1	$ 1
Granted | $ / shares	0	1
Exercised | $ / shares	0	0
Expired | $ / shares	0	1
Balance, end of year | $ / shares	$ 1	$ 1